Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit / (loss) for the year	€ 33,119	€ (30,845)	[1]
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees' leaving entitlement	573	(108)
Tax impact		(8)
Remeasurement gain/(loss) on defined benefit plans, net of tax	573	(116)
Total	573	(116)
Items that are or maybe reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	251	(7,778)
Tax impact	0	0
Total	251	(7,778)
Other comprehensive income/(loss) for the year, net of tax	824	(7,894)
Total comprehensive income/(loss) for the year	33,943	(38,739)
Total comprehensive income/(loss) attributable to:
Owners of the Company	34,089	(38,059)
Non-controlling interests	€ (146)	€ (680)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.